UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason ClearBridge Small Cap Growth Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 14.5%
Hotels, Restaurants & Leisure - 5.6%
364,950	Bally Technologies Inc. *	$14,477,567
997,760	Burger King Holdings Inc.	17,400,934
272,140	Penn National Gaming Inc. *	7,342,337

	Total Hotels, Restaurants & Leisure	39,220,838

Internet & Catalog Retail - 0.6%
207,510	PetMed Express Inc.	3,824,409

Media - 1.4%
1,905,240	Lions Gate Entertainment Corp. *	9,907,248

Specialty Retail - 6.9%
189,150	Advance Auto Parts Inc.	7,461,968
519,500	Hibbett Sports Inc. *	11,023,790
133,085	Jos. A. Bank Clothiers Inc. *	5,577,592
260,980	Ross Stores Inc.	11,986,812
385,860	Urban Outfitters Inc. *	12,181,600

	Total Specialty Retail	48,231,762

	TOTAL CONSUMER DISCRETIONARY	101,184,257

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
462,719	Casey’s General Stores Inc.	14,196,219

ENERGY - 6.2%
Energy Equipment & Services - 3.0%
515,620	North American Energy Partners Inc. *	3,356,686
208,180	Oceaneering International Inc. *	11,387,446
1,355,145	Parker Drilling Co. *	6,518,248

	Total Energy Equipment & Services	21,262,380

Oil, Gas & Consumable Fuels - 3.2%
184,910	Comstock Resources Inc. *	7,209,641
443,038	GMX Resources Inc. *	4,691,772
225,827	Range Resources Corp.	10,388,042

	Total Oil, Gas & Consumable Fuels	22,289,455

	TOTAL ENERGY	43,551,835

FINANCIALS - 5.2%
Capital Markets - 2.6%
171,385	Affiliated Managers Group Inc. *	10,380,790
460,020	Duff & Phelps Corp., Class A Shares	7,470,725

	Total Capital Markets	17,851,515

Commercial Banks - 0.2%
123,680	Old National Bancorp	1,489,107

Diversified Financial Services - 0.6%
1,386,334	Primus Guaranty Ltd. *	4,533,312

Real Estate Investment Trusts (REITs) - 0.1%
282,200	Gramercy Capital Corp. *	919,972

Real Estate Management & Development - 1.7%
947,930	CB Richard Ellis Group Inc., Class A Shares *	11,659,539

	TOTAL FINANCIALS	36,453,445

HEALTH CARE - 19.1%
Biotechnology - 7.1%
460,884	Acorda Therapeutics Inc. *	12,895,534
356,630	Alexion Pharmaceuticals Inc. *	16,536,933
929,170	ARIAD Pharmaceuticals Inc. *	2,053,466
545,740	Regeneron Pharmaceuticals Inc. *	14,549,429

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Biotechnology - 7.1% (continued)
351,830	Vanda Pharmaceuticals Inc. *	$3,521,818

	Total Biotechnology	49,557,180

Health Care Equipment & Supplies - 2.8%
462,470	Conceptus Inc. *	8,976,543
270,396	Integra LifeSciences Holdings Corp. *	10,383,206

	Total Health Care Equipment & Supplies	19,359,749

Health Care Providers & Services - 4.9%
366,460	AmerisourceBergen Corp.	9,989,700
265,932	Mednax Inc. *	15,120,893
234,140	Owens & Minor Inc.	9,386,673

	Total Health Care Providers & Services	34,497,266

Life Sciences Tools & Services - 2.3%
164,440	Mettler-Toledo International Inc. *	16,027,967

Pharmaceuticals - 2.0%
344,900	Auxilium Pharmaceuticals Inc. *	9,712,384
253,307	XenoPort Inc. *	4,681,113

	Total Pharmaceuticals	14,393,497

	TOTAL HEALTH CARE	133,835,659

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.9%
200,170	Aerovironment Inc. *	6,819,792
839,983	Orbital Sciences Corp. *	13,280,131

	Total Aerospace & Defense	20,099,923

Commercial Services & Supplies - 1.8%
654,030	Corrections Corporation of America *	12,236,901

Construction & Engineering - 2.6%
556,770	Quanta Services Inc. *	10,144,349
248,010	Shaw Group Inc. *	8,008,243

	Total Construction & Engineering	18,152,592

Electrical Equipment - 0.2%
103,300	A123 Systems Inc. *	1,650,734

Machinery - 3.3%
238,430	AGCO Corp. *	7,369,871
567,080	IDEX Corp.	16,002,998

	Total Machinery	23,372,869

Trading Companies & Distributors - 1.9%
304,120	MSC Industrial Direct Co. Inc., Class A Shares	13,134,943

	TOTAL INDUSTRIALS	88,647,962

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 2.8%
933,630	Comverse Technology Inc. *	8,878,821
210,986	F5 Networks Inc. *	10,429,038

	Total Communications Equipment	19,307,859

Electronic Equipment, Instruments & Components - 0.2%
87,074	Hollysys Automation Technologies Ltd. *	1,001,351

Internet Software & Services - 8.1%
41,450	Baidu.com Inc., ADR *	17,065,380
335,258	comScore Inc. *	4,549,451
342,120	Digital River Inc. *	8,597,476
355,847	Mercadolibre Inc. *	13,532,861
644,755	Taleo Corp., Class A Shares *	13,094,974

	Total Internet Software & Services	56,840,142

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
IT Services - 0.9%
1,319,830	Online Resources Corp. *	$6,374,779

Semiconductors & Semiconductor Equipment - 2.3%
203,300	Cymer Inc. *	6,377,521
1,989,432	LSI Corp. *	9,927,266

	Total Semiconductors & Semiconductor Equipment	16,304,787

Software - 13.1%
556,790	Aspen Technology Inc. *	5,122,468
493,550	Blackboard Inc. *	19,450,805
506,170	Citrix Systems Inc. *	21,031,363
305,340	Fortinet Inc. *	5,261,008
372,044	MICROS Systems Inc. *	10,633,018
382,350	Solarwinds Inc. *	7,429,061
697,998	Sourcefire Inc. *	14,553,258
445,885	Verint Systems Inc. *	8,159,696

	Total Software	91,640,677

	TOTAL INFORMATION TECHNOLOGY	191,469,595

MATERIALS - 4.0%
Chemicals - 2.5%
683,234	Rockwood Holdings Inc. *	14,969,657
621,950	Senomyx Inc. *	2,431,824

	Total Chemicals	17,401,481

Metals & Mining - 1.5%
163,046	Compass Minerals International Inc.	10,278,420

	TOTAL MATERIALS	27,679,901

TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
516,780	SBA Communications Corp., Class A *	17,100,250

UTILITIES - 2.4%
Electric Utilities - 2.4%
317,510	ITC Holdings Corp.	17,056,637

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $637,386,458)	671,175,760

Face Amount
SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
$29,627,000	Interest in $200,000,000 joint tri-party repurchase agreement dated 1/29/10 with Deutsche Bank Securities Inc., 0.110% due 2/1/10; Proceeds at maturity - $29,627,272; (Fully collateralized by various U.S. government obligations, 0.000% to 1.625% due 2/3/10 to 7/27/11 Market value - $30,219,543) (Cost - $29,627,000)	29,627,000

	TOTAL INVESTMENTS - 100.2% (Cost - $667,013,458#)	700,802,760
	Liabilities in Excess of Other Assets - (0.2)%	(1,730,541)

	TOTAL NET ASSETS - 100.0%	$699,072,219

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Schedule of Written Options
Contracts	Security	Expiration Date	Strike Price	Value
109	Baidu Inc. ADR, Call	2/20/10	$460.00	$49,050
1,250	Citrix Systems Inc., Call	2/20/10	45.00	43,750

	Total Written Options (Premiums Received - $274,101)			$92,800

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$671,175,760	—	—	$671,175,760
Short-term investment†	—	$29,627,000	—	29,627,000

Total investments	$671,175,760	$29,627,000	—	$700,802,760

Other financial instruments:
Written options	$(92,800)	—	—	$(92,800)

Total	$671,082,960	$29,627,000	—	$700,709,960

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$134,520,777
Gross unrealized depreciation	(100,731,475)

Net unrealized appreciation	$33,789,302

During the period ended January 31, 2010, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding October 31, 2009	—	—
Options written	2,304	$378,663
Options closed	—	—
Options expired	(945)	(104,562)

Written options, outstanding January 31, 2010	1,359	$274,101

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2010.

Primary Underlying Risk Disclosure	Written Options, at value	Total
Equity Contracts	$92,800	$92,800

During the period ended January 31, 2010, the Fund had average market values of $44,800 in written options.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 23, 2010